3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

David W. Freese

direct dial:  (215) 981- 4080

freesed@pepperlaw.com

June 15, 2012

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FundVantage Trust
1933 Act File No. 333-141120
1940 Act File No. 811-22027

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), FundVantage Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 59 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed to register for offering and sale a new series of the Trust, the Gotham Absolute Return Fund (the “Fund”).  Upon effectiveness of the Amendment, the Fund will offer Institutional Class shares.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact the undersigned at 215.981.4080 or John M. Ford, Esq. at 215.981.4009.

Very truly yours,

/s/ David W. Freese

David W. Freese

cc:	Mr. Joel Weiss John M. Ford, Esq.

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